Fair Value Measurements - Significant Unobservable Inputs for Level 3 - Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 15,383	$ 20,971
Fixed maturities, at fair value, using fair value option	331	0
ABS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	254	258
CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	1,514	2,335
Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	10,241	13,357
RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	417	811
Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	15,383	20,971
Fixed maturities, at fair value, using fair value option	331
Recurring | ABS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	254	258
Recurring | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	1,514	2,335
Recurring | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	10,241	13,357
Recurring | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	417	811
Recurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	1,068	1,175
Fixed maturities, at fair value, using fair value option	306
Recurring | Level 3 | ABS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	41	0
Recurring | Level 3 | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	277	276
Recurring | Level 3 | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 619	$ 665
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 17	$ 74
Recurring | Spread | Level 3 | CLOs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 109	$ 159
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | CLOs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0055	0.0234
Recurring | Spread | Level 3 | CLOs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0337	0.0258
Recurring | Spread | Level 3 | CLOs | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0325	0.0257
Recurring | Spread | Level 3 | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 277	$ 276
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | CMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0419	0.0203
Recurring | Spread | Level 3 | CMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1001	0.0637
Recurring | Spread | Level 3 | CMBS | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0534	0.0303
Recurring | Spread | Level 3 | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 901	$ 623
Fixed maturities, at fair value, using fair value option		$ 306
Recurring | Spread | Level 3 | Corporate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0071	0.0125
Recurring | Spread | Level 3 | Corporate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0719	0.1227
Recurring | Spread | Level 3 | Corporate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0309	0.0278
Recurring | Spread | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, AFS	$ 13	$ 65
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0062	0.0039
Recurring | Spread | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0227	0.0229
Recurring | Spread | Level 3 | RMBS | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0138	0.0090
Recurring | Constant prepayment rate | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease [5]	Decrease [5]
Recurring | Constant prepayment rate | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.02	0.04
Recurring | Constant prepayment rate | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.10	0.16
Recurring | Constant prepayment rate | Level 3 | RMBS | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.06	0.08
Recurring | Constant default rate | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Constant default rate | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01	0.01
Recurring | Constant default rate | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.04	0.04
Recurring | Constant default rate | Level 3 | RMBS | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.02	0.03
Recurring | Loss severity | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Loss severity | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.10	0
Recurring | Loss severity | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.65	1
Recurring | Loss severity | Level 3 | RMBS | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.25	0.64